Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis
The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2016	Level 1	Level 2	Level 3	Total
(in thousands)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	134,059	—	134,059
Money market funds [2]	2,151,969	—	—	2,151,969
Short-term investments [3]	—	1,150,000	—	1,150,000
Total	2,151,969	1,284,059	—	3,436,028

Liabilities measured at fair value
Derivative financial instruments [1]	—	113,900	—	113,900

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,386,213	—	—	3,386,213

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.

2.	Money market funds are part of our cash and cash equivalents. See Note 5.

3.	Short-term investments consist of deposits with an original maturity longer than three months. See note 5.

4.	Long-term debt relates to Eurobonds. See Note 14.

As of December 31, 2015	Level 1	Level 2	Level 3	Total
(in thousands)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	133,803	—	133,803
Money market funds [2]	659,295	—	—	659,295
Short-term investments [3]	—	950,000	—	950,000
Total	659,295	1,083,803	—	1,743,098

Liabilities measured at fair value
Derivative financial instruments [1]	—	20,860	—	20,860

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,100,849	—	—	1,100,849

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.

2.	Money market funds are part of our cash and cash equivalents. See Note 5.

3.	Short-term investments consist of deposits with an original maturity longer than three months. See note 5.

4.	Long-term debt relates to Eurobonds. See Note 14.